Marketable Securities (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable securities by contractual maturity
Due in one year or less	$ 912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1
Total marketable securities	$ 2,810	$ 2,357